SHARE- BASED COMPENSATION	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
SHARE- BASED COMPENSATION

NOTE 9. SHARE- BASED COMPENSATION

The Company issued 75,000 shares of our common stock to non-employees for services provided during the year ended December 31, 2011.

The Company’s Board of Directors and Officers were also compensated with common stock for services provided. Two of the shareholders own Total CFO, LLC an organization that provides accounting services to the Company.

The Company entered into a consulting agreement on September 11, 2012 with each of Vince Vellardita, Apogee Financial, Investments, Inc. and Total CFO LLC (the “Consultants”), pursuant to which the Consultants agreed to provide certain consulting services to the Company for a period of twelve months. In consideration for their services, the Company issued to Vince Vellardita and his designees 1,333,333 shares of the Company’s common stock and to each of Apogee Financial Investments, Inc. and Total CFO LLC, 666,666 shares of the Company’s common stock.

The Company issued 1,333,334 shares of common stock on September 11, 2012 to a law firm pursuant to the terms of a retainer agreement in consideration for legal fees to be rendered to the Company.

On September 9, 2012, the Company entered into a consulting agreement with RedChip Companies, Inc. (“Redchip”), pursuant to which RedChip was to provide certain services for a period of six months to the Company for a period of twelve months. The Company iissued Redchip 275,000 shares of common stock.

As previously reported, on September 7, 2012, the Company entered into a Share Exchange Agreement with Suncoast Real Estate Owned Holdings, Inc., (“Suncoast”), and the shareholder of Suncoast (the “Suncoast Shareholder”), pursuant to which the Suncoast Shareholder agreed to transfer all of the issued and outstanding capital stock of Suncoast (the “Suncoast Shares”) to the Company in exchange for 15,500,000 shares of common stock of the Company (the “Suncoast Exchange Shares”). The parties contemplated that such exchange would result in Suncoast becoming a wholly-owned subsidiary of the Company and the Shareholder acquiring a controlling interest in the Company (the “Suncoast Exchange Transaction”). On September 6, 2012 Ryan Ford and Jesus Diaz both resigned as Directors of Shades Holdings Inc. Mr. Diaz also resigned as CFO at this time.